UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GEM Realty Advisors, L.L.C
Address: 900 N. Michigan Avenue
         Suite 1450
         Chicago, IL  60611

13F File Number:  28-10863

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael A. Elrad
Title:     Vice President
Phone:     (312) 915 - 2864

Signature, Place, and Date of Signing:

     /s/ Michael A. Elrad     Chicago, IL/USA     August 14, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     28

Form13F Information Table Value Total:     $595,981 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB PROPERTY CORP              COM              00163T109     8557   454900 SH       SOLE                   454900        0        0
ANNALY CAP MGMT INC            COM              035710409      786    51900 SH       SOLE                    51900        0        0
CAMDEN PPTY TR                 SH BEN INT       133131102     1962    71100 SH       SOLE                    71100        0        0
CARNIVAL CORP                  PAIRED CTF       143658300    24788   961900 SH       SOLE                   961900        0        0
ESSEX PPTY TR INC              COM              297178105    21594   347000 SH       SOLE                   347000        0        0
ISHARES TR                     DJ US REAL EST   464287739    12222   377000 SH       SOLE                   377000        0        0
KIMCO REALTY CORP              COM              49446R109    12169  1210800 SH       SOLE                  1210800        0        0
LENNAR CORP                    CL A             526057104    42519  4387900 SH       SOLE                  4387900        0        0
LIBERTY PPTY TR                SH BEN INT       531172104    18342   796100 SH       SOLE                   796100        0        0
M D C HLDGS INC                COM              552676108    28397   943100 SH       SOLE                   943100        0        0
MACK CALI RLTY CORP            COM              554489104    16856   739300 SH       SOLE                   739300        0        0
MARRIOTT INTL INC NEW          CL A             571903202    12936   586155 SH       SOLE                   586155        0        0
MFA FINANCIAL INC              COM              55272X102    17380  2511500 SH       SOLE                  2511500        0        0
MOHAWK INDS INC                COM              608190104     1780    49900 SH       SOLE                    49900        0        0
NATIONWIDE HEALTH PPTYS INC    COM              638620104    17526   680900 SH       SOLE                   680900        0        0
NVR INC                        COM              62944T105    19091    38000 SH       SOLE                    38000        0        0
POST PPTYS INC                 COM              737464107     9493   706300 SH       SOLE                   706300        0        0
PROLOGIS                       NOTE 2.250% 4/0  743410AQ5    67206 83400000 SH       SOLE                 83400000        0        0
PUBLIC STORAGE                 COM              74460D109    23416   357600 SH       SOLE                   357600        0        0
REGENCY CTRS CORP              COM              758849103    36949  1058400 SH       SOLE                  1058400        0        0
RYLAND GROUP INC               COM              783764103     9469   565000 SH       SOLE                   565000        0        0
SBA COMMUNICATIONS CORP        COM              78388J106    17234   702300 SH       SOLE                   702300        0        0
SENIOR HSG PPTYS TR            SH BEN INT       81721M109     1864   114200 SH       SOLE                   114200        0        0
SIMON PPTY GROUP INC NEW       COM              828806109    62692  1218981 SH       SOLE                  1218981        0        0
STARWOOD HOTELS&RESORTS WRLD   COM              85590A401    42713  1924000 SH       SOLE                  1924000        0        0
TOLL BROTHERS INC              COM              889478103     9890   582800 SH       SOLE                   582800        0        0
VENTAS INC                     COM              92276F100     9752   326600 SH       SOLE                   326600        0        0
VORNADO RLTY TR                SH BEN INT       929042109    48398  1074784 SH       SOLE                  1074784        0        0